Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Profit attributable to equity holders of the parent	$ 1,660	$ 6,498	$ 1,983
Weighted average number of shares on issue for basic earnings per share	1,896,498,169	1,511,257,404	962,604,811
Effect of dilution from contingently issuable shares	14,444,802	13,061,376	9,023,439
Weighted average number of shares on issue adjusted for the effect of dilution	1,910,942,971	1,524,318,780	971,628,250
Basic earnings per share	$ 0.875	$ 4.30	$ 2.06
Diluted earnings per share	$ 0.869	$ 4.263	$ 2.041